Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0002103785
Registrant Name	AKOM Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A